Common Stock - Additional Information (Detail)		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 29, 2017 USD ($)	Jan. 31, 2017	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Conversion of stock conversion ratio		1
Value of common stock	$ 150,000,000
Net proceeds to company				$ 41,155,000	$ 472,000	$ 35,396,000
Common stock issued through Restricted Stock/Unit Plan, and Management Incentive Plan | shares				103,000
BNY Mellon Capital Markets, LLC [Member]
Common stock sold through agent | shares			358,630	505,707
Open market weighted average price per share | $ / shares			$ 83.65	$ 82.61
Net proceeds to company			$ 29,699,923	$ 41,359,027
Agent commissions			299,999	417,768
Common stock available for sale under the program			$ 108,223,205	$ 108,223,205